Additional Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid Expenses and Other Current Assets

	December 31,
	2022	2021
Prepaid expenses and other current assets
Prepaid expenses	$1,767	$1,153
Advances to suppliers	588	829
Other current assets	843	713
Total	$3,198	$2,695

Schedule of Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	December 31,
	2022	2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger(1)	$—	$16,263
Provisions	71	2,934
Payroll and benefits payable	3,289	2,545
Other taxes payable	3,128	2,045
Other	451	2,200
Total	$6,939	$25,987

Total current	$6,417	$23,435
Total non-current	$522	$2,552
(1)Refer to Note 4 (Reverse Recapitalization) for further details on the Merger.
Schedule of Finance Costs, Net and Other Financial Income (Expense)
Finance Costs, Net

	Year Ended December 31,
	2022	2021	2020
Finance costs, net
Interest expense	$(1,596)	$(8,729)	$(43)
Redeemable Series X preferred stock dividends	(97)	(974)	—
Other finance costs	(123)	(71)	—
Interest income	1,164	36	78
Total	$(652)	$(9,738)	$35